Income Tax (Details) - Schedule of effective tax rate	12 Months Ended
Dec. 31, 2021
Schedule of effective tax rate [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences	0.49%
Change in valuation allowance	(21.49%)
Income tax provision